TAXATION - Additional Information (Details) ¥ in Thousands, $ in Thousands		1 Months Ended					12 Months Ended
	Jan. 01, 2008	Dec. 31, 2019	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2015	Apr. 30, 2011	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019	Dec. 31, 2018 USD ($)	Dec. 31, 2008	Dec. 31, 2022 USD ($)
TAXATION
Unified enterprise income tax rate	25.00%
Undistributed earnings from its PRC subsidiaries							¥ 1,579,318							$ 228,980
Withholding tax liability							98,608	$ 14,299
Valuation allowance, additions							135,732	19,679
Valuation allowance, expirations							235	$ 34
Unrecognized tax benefits							87,174		¥ 77,573					12,639
Unrecognized tax benefits impact in the effective rate | ¥							¥ 61,827
Shanghai Blue Cloud Technology Co., Ltd. ("SH Blue Cloud")
TAXATION
Preferential tax rate					15.00%		15.00%	15.00%	15.00%	15.00%
Shenzhen Diyixian Telecommunication Co., Ltd. ("SZ DYX")
TAXATION
Preferential tax rate				15.00%			15.00%	15.00%	15.00%	15.00%
Beijing TenxCloud Technology Co., Ltd. ("BJ TenxCloud")
TAXATION
Preferential tax rate			15.00%				15.00%	15.00%	15.00%	15.00%
Shanghai Hesheng Data System Co., Ltd ("SH Hesheng")
TAXATION
Preferential tax rate		15.00%					25.00%	25.00%	15.00%	15.00%
Beijing 21Vianet Broad Band Data Center Co., Ltd. ("21Vianet Beijing")
TAXATION
Income tax rate											15.00%
Preferential tax rate							15.00%	15.00%	15.00%	15.00%			15.00%
21Vianet (Xi'an) Information Outsourcing Industry Park Services Co., Ltd. ("Xi'an Sub")
TAXATION
Preferential tax rate						15.00%	15.00%	15.00%	15.00%	15.00%
TAIWAN | DYX Taiwan
TAXATION
Income tax rate							20.00%	20.00%	20.00%	20.00%
PRC [Member]
TAXATION
Income tax rate on PRC tax resident enterprises							25.00%	25.00%
Net tax operating losses from PRC subsidiaries (in RMB)							¥ 1,671,411							242,332
Interest expenses (in RMB)							9,874	$ 1,432	¥ 6,606	¥ 5,391
Accumulated interest expenses (in RMB)							¥ 22,646		¥ 12,718					$ 3,285
PRC [Member] | Minimum [Member]
TAXATION
Net tax operating losses expiration year							2023	2023
PRC [Member] | Maximum [Member]
TAXATION
Net tax operating losses expiration year							2032	2032
HONG KONG
TAXATION
Assessable profits | $												$ 2,000
HONG KONG | 21Vianet Hong Kong Entities [Member]
TAXATION
Income tax rate							16.50%	16.50%	16.50%	16.50%
HONG KONG | Scenario assessable profits earned Hk2 million
TAXATION
Income tax rate												8.25%
HONG KONG | Scenario assessable profits remaining Hk2 million
TAXATION
Income tax rate												16.50%
Non-PRC
TAXATION
Withholding tax percent							10.00%	10.00%